Pettanicals Deposit (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	Sep. 30, 2019	Sep. 12, 2019	Sep. 30, 2019	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Deposit				$ 102,000
Pettanicals Pet Treat Inc. [Member]
Deposit	$ 102,000		$ 102,000
Cash payment upon closing	$ 153,000		$ 153,000
Shares issued for Pettanicals deposit, shares		1,020,000,000		1,020,000,000